15. Tax (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accrued compensation	$ 2,907,000	$ 2,638,000
Net operating loss carryforwards	8,303,000	7,185,000
Property and equipment	(3,000)	38,000
Other	62,000
Valuation allowance	(11,269,000)	(9,861,000)
Net deferred tax assets